Share-based payments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share-based payment arrangements [text block] [Abstract]
Share based payment expense	$ 32,910